Related Parties (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Key Management Personnel Compensation

As a result, the aggregate compensation for the Group’s key management is comprised of the following:

(in millions of Euros)	Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2016
Short term employee benefits	9	8	10
Directors’ fees	1	1	1
Share-based compensation	6	4	2
Post-employments benefits	—	—	—
Termination benefits	—	1	1
Employer social contribution	1	1	2

Total	17	15	16